Lease Obligations - Rent Expense and Future Minimum Rentals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease Obligations
Net rental expense	$ 144,000	$ 152,000	$ 169,000
Obligations for minimum rentals under non-cancelable operating leases
2018	86,300
2019	70,900
2020	55,800
2021	35,500
2022	22,700
Thereafter	$ 55,500